Restatement - Restatement of Consolidated Statements of Stockholders' Deficit (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated deficit	$ (24,899,638)
As Reported
Common stock		$ 18,734,351	$ 17,956,296
Accumulated deficit		(24,004,261)	(23,292,174)
Total stockholders' deficit		(254,068)	(320,035)
Adjustment
Common stock		141,477	47,485
Accumulated deficit		(178,434)	(81,811)
Total stockholders' deficit		(36,957)	(34,326)
As Restated
Common stock		18,875,828	18,003,782
Accumulated deficit		(24,182,695)	(23,373,985)
Total stockholders' deficit		$ (291,025)	$ (354,361)